Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Cash flows from operating activities:
Net loss | ₪	₪ (109,194)		₪ (87,727)	₪ (34,551)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets | ₪	1,645		260	440
Net financial expenses (income) | ₪	15,902		(2,053)	10,895
Capital loss | ₪			597
Increase in liability with respect to loans from others | ₪	14,083		9,202
Increase in liability with respect to government grants | ₪	169		4,343	10,300
Share-based compensation | ₪	3,684		260	519
Change in employee benefit liabilities, net | ₪	7		(1)	7
Total adjustments to profit and loss | ₪	35,490		12,608	22,161
Decrease (increase) in other receivables | ₪	309		2,958	(3,108)
Increase (decrease) in trade payables | ₪	(3,661)		14,500	5,537
Increase (decrease) in other payables | ₪	127		416	(29)
Total changes in asset and liability | ₪	(3,225)		17,874	2,400
Interest paid | ₪	(131)		(46)	(73)
Interest received | ₪	2		98	13
Total cash paid and received | ₪	(129)		52	(60)
Net cash used in operating activities | ₪	(77,058)		(57,193)	(10,050)
Cash Flows from Investing Activities:
Increase in short-term deposits | ₪				7,602
Purchase of property and equipment | ₪	(7,429)		(23,731)	(4,508)
Proceeds from sale of property and equipment | ₪			137
Proceeds from sale of marketable securities | ₪				4,067
Decrease (increase) in other long-term assets | ₪	230		140	(402)
Net cash provided by (used in) investing activities | ₪	(7,199)		(23,454)	6,759
Cash flows from financing activities:
Proceeds from loan from others | ₪	15,337		84,321
Proceeds from issuance of shares and options, net of issuance costs | ₪	70,270			55,692
Payment of lease liabilities | ₪	(581)
Proceeds from exercise of options to employees | ₪				18
Proceeds from exercise of options to public | ₪	188			6,129
Net cash provided by financing activities | ₪	85,214		84,321	61,839
Exchange differences on balances of cash and cash equivalents | ₪	(4,373)		827	(2,871)
Increase (decrease) in cash and cash equivalents | ₪	(3,416)		4,501	55,677
Balance of cash and cash equivalents at the beginning of the year | ₪	75,883		71,382	15,705
Balance of cash and cash equivalents at the end of the year | ₪	72,467		75,883	71,382
Exercise of options to public | ₪	₪ 1,214			₪ 2,835
USD
Cash flows from operating activities:
Net loss | $		$ (31,596)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets | $		476
Net financial expenses (income) | $		4,601
Capital loss | $
Increase in liability with respect to loans from others | $		4,075
Increase in liability with respect to government grants | $		49
Share-based compensation | $		1,066
Change in employee benefit liabilities, net | $		2
Total adjustments to profit and loss | $		10,269
Decrease (increase) in other receivables | $		89
Increase (decrease) in trade payables | $		(1,059)
Increase (decrease) in other payables | $		37
Total changes in asset and liability | $		(933)
Interest paid | $		(38)
Interest received | $		1
Total cash paid and received | $		(37)
Net cash used in operating activities | $		(22,297)
Cash Flows from Investing Activities:
Increase in short-term deposits | $
Purchase of property and equipment | $		(2,150)
Proceeds from sale of property and equipment | $
Proceeds from sale of marketable securities | $
Decrease (increase) in other long-term assets | $		67
Net cash provided by (used in) investing activities | $		(2,083)
Cash flows from financing activities:
Proceeds from loan from others | $		4,438
Proceeds from issuance of shares and options, net of issuance costs | $		20,333
Payment of lease liabilities | $		(167)
Proceeds from exercise of options to employees | $
Proceeds from exercise of options to public | $		54
Net cash provided by financing activities | $		24,656
Exchange differences on balances of cash and cash equivalents | $		(1,265)
Increase (decrease) in cash and cash equivalents | $		(989)
Balance of cash and cash equivalents at the beginning of the year | $		21,957
Balance of cash and cash equivalents at the end of the year | $		20,968
Exercise of options to public | $		$ 351